FUND PROFILE

                               Short-Term Treasury

                                 INVESTOR CLASS

                                November 6, 1998

                        [american century logo(reg.sm)]
                                    American
                                    Century

--------------------------------------------------------------------------------
     This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site, or visiting one of our Investor Centers.
        See the back cover for additional phone numbers and our address.

                                  BENHAM GROUP


                          AMERICAN CENTURY INVESTMENTS
                               SHORT-TERM TREASURY

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Short-Term Treasury seeks the highest level of current income exempt from state income tax while maintaining safety of capital.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund buys short-term U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government.

        The fund also may buy short-term securities issued by the U.S. government, its agencies and instrumentalities. The U.S. government provides varying levels of financial support to these agencies and instrumentalities. The fund may invest up to 35% of its total assets in these securities.

        The fund may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund may purchase securities in advance to generate additional income.

        The weighted average maturity of the fund is expected to be between 13 months and three years.

        Additional information about Short-Term Treasury's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * Interest rate changes affect the amount of income the fund generates. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for Short-Term Treasury than for funds that have shorter weighted average maturities, such as money market funds.

    * As with all funds, at any given time, the value of your shares of Short-Term Treasury may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money. Additionally, an investment in the fund is not a bank deposit, nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     FUND PERFORMANCE

         The bar chart below shows the actual performance of Short-Term Treasury's Investor Class shares for each calendar year since its inception on September 8, 1992. It indicates the volatility of the fund's historical returns from year to year. Neither it nor the performance information below the bar chart is intended to indicate how the fund will perform in the future.

     [bar chart to be filed]

     As of September 30, 1998, the end of the most recent calendar quarter, Short-Term Treasury's year-to-date return was _____%.

         The highest and lowest returns of the fund's Investor Class shares for a calendar quarter since its inception on September 8, 1992, are provided in the chart below to indicate the fund's however, that Short-Term Treasury is intended for investors with a long-term investment horizon and is not managed for historical short-term volatility. Shareholders should be aware, short-term results.

     [bar chart to be filed]

SHORT-TERM TREASURY                                AMERICAN CENTURY INVESTMENTS


          The table below shows the average annual return of the fund's Investor Class shares for the periods indicated. The Salomon 1-3 Year Treasury/Agency Index, an unmanaged index that reflects no operating costs, is included for long-term performance comparisons.

                                    1 YR.    5 YRS.    10 YRS.  LIFE OF FUND
      AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED SEPTEMBER 30, 1998)
        Short-Term Treasury         5.5%     5.5%       5.5%      5.5%
        Salomon 1-3 Yr.
           Treasury/Agency Index    6.0%     6.0%       6.0%      6.0%

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
           Management Fee                                 0.51%(1)
           Distribution and Service (12b-1) Fees           None
           Other Expenses(2)                              0.02%
           Total Annual Fund Operating Expenses           0.53%

        (1)Based on assets as of March 31, 1998. The fund's management fee decreases as fund assets increase.

        (2)Other   expenses   include  the  fees  and  expenses  of  the  fund's
        independent trustees, their legal counsel, interest and extraordinary expenses.

           EXAMPLE OF HYPOTHETICAL FUND COSTS
              Assuming you . . .
              * invest $10,000 in the fund
              * redeem your shares at the end of the periods shown below
              * earn a 5% return each year
              * incur the same fund operating expenses shown above
                 . . . your cost of investing in the fund would be:

           1 year       3 years      5 years       10 years
          ----------------------------------------------------
           $54           $170          $296          $665

               Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGER?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage our mutual funds. The portfolio manager on the Short-Term Treasury team is:

        NEWLIN RANKIN, Senior Portfolio Manager, has been a member of the Short-Term Treasury team since March 1996. Mr. Rankin joined American Century in 1994. Prior to that, he was an Assistant Vice President at Wells Fargo Bank.

6. HOW DO I BUY FUND SHARES?

    *   Complete and return the enclosed application

    *   Call us and exchange shares from another American Century fund

    *   Call us and send your investment by bank wire transfer

        Your initial investment must be at least $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts). If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Short-Term Treasury for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Short-Term Treasury pays distributions of substantially all of its income monthly. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

        The fund's income is exempt from most state income taxes. Consult with your tax advisor to see if the fund's income is exempt in your state.


FUND PROFILE                                              SHORT-TERM TREASURY


 9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

    *   telephone transactions

    *   wire and electronic funds transfers

    *   24-hour Automated Information Line transactions

    *   24-hour online Internet account access and transactions

        You may find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------

[american century logo(reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

INSTITUTIONAL, CORPORATE, KEOGH, SEP/SARSEP,
SIMPLE AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

                                                         Funds Distributor, Inc.
                                  (c) 1998 American Century Services Corporation
SH-BRO-13777   9810

                                  FUND PROFILE

                              Short-Term Government

                                 INVESTOR CLASS

                                November 6, 1998

                        [american century logo(reg.sm)]
                                    American
                                    Century

--------------------------------------------------------------------------------
     This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site, or visiting one of our Investor Centers.
        See the back cover for additional phone numbers and our address.

                                  BENHAM GROUP


                          AMERICAN CENTURY INVESTMENTS
                              SHORT-TERM GOVERNMENT

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Short-Term Government seeks high current income while maintaining safety of principal.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund buys short-term securities issued by the U.S. government, its agencies and instrumentalities, including mortgage-backed securities. The U.S. government provides varying levels of financial support to these agencies and instrumentalities. The fund also may buy short-term U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government.

        The fund may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund may purchase securities in advance to generate additional income.

        The weighted average maturity of the fund is expected to be three years or less.

        Additional information about Short-Term Government's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * Interest rate changes affect the amount of income the fund generates. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for Short-Term Government than for funds that have shorter weighted average maturities, such as money market funds.

    * Short-Term Government invests in mortgage-backed securities. When homeowners refinance their mortgages to take advantage of declining interest rates, their existing mortgages are prepaid. The mortgages, which back the securities purchased by Short-Term Government, may be prepaid in this fashion. Because of this "prepayment risk," the fund may benefit less from declining interest rates than other short-term funds.

    * As with all funds, at any given time, the value of your shares of Short-Term Government may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money. Additionally, an investment in the fund is not a bank deposit, nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     FUND PERFORMANCE

        The bar chart below shows the actual performance of Short-Term Government's Investor Class shares for each of the last 10 calendar years. It indicates the volatility of the fund's historical returns from year to year. Neither it nor the performance information below the bar chart is intended to indicate how the fund will perform in the future.

     [bar chart to be filed]

     As of September 30, 1998, the end of the most recent calendar quarter, Short-Term Government's year-to-date performance was ____%.

        The highest and lowest returns of the fund's Investor Class shares for a calendar quarter since January 1, 1988, are provided in the chart below to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that Short-Term Government is intended for investors with a long-term investment horizon and is not managed for short-term results.

     [bar chart to be filed]

SHORT-TERM GOVERNMENT                              AMERICAN CENTURY INVESTMENTS


        The table below shows the average annual return of the fund's Investor Class shares for the periods indicated. The Salomon 1-3 Year Treasury/Agency Index, an unmanaged index that reflects no operating costs, is included for long-term performance comparisons.

                                      1 YR.   5 YRS.   10 YRS.  LIFE OF FUND
      AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED SEPTEMBER 30, 1998)
        Short-Term Government         5.5%    5.5%      5.5%        5.5%
        Salomon 1-3 Yr. Treasury/
          Agency Index                6.0%    6.0%      6.0%        6.0%

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
           Management Fee                                 0.59%(1)
           Distribution and Service (12b-1) Fees           None
           Other Expenses(2)                              0.00%
           Total Annual Fund Operating Expenses           0.59%

        (1)Based on assets as of March 31, 1998. The fund's management fee decreases as fund assets increase.

        (2)Other expenses, which include the fees and expenses of the fund's independent trustees, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE OF HYPOTHETICAL FUND COSTS
              Assuming you . . .
              * invest $10,000 in the fund
              * redeem your shares at the end of the periods shown below
              * earn a 5% return each year
              * incur the same fund operating expenses shown above
                  . . . your cost of investing in the fund would be:

            1 year      3 years      5 years      10 years
          --------------------------------------------------
             $60         $189         $329          $738

               Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGER?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage our mutual funds. The portfolio manager on the Short-Term Government team is:

        NEWLIN RANKIN, Senior Portfolio Manager, has been a member of the Short-Term Government team since March 1996. Mr. Rankin joined American Century in 1994. Prior to that, he was an Assistant Vice President at Wells Fargo Bank.

6. HOW DO I BUY FUND SHARES?

    *   Complete and return the enclosed application

    *   Call us and exchange shares from another American Century fund

    *   Call us and send your investment by bank wire transfer

        Your initial investment must be at least $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts). If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Short-Term Government for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Short-Term Government pays distributions of substantially all of its income monthly. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.


FUND PROFILE                                             SHORT-TERM GOVERNMENT


9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

    *   telephone transactions

    *   wire and electronic funds transfers

    *   24-hour Automated Information Line transactions

    *   24-hour online Internet account access and transactions

        You may find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo(reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

INSTITUTIONAL, CORPORATE, KEOGH, SEP/SARSEP,
SIMPLE AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

                                                        Funds Distributor, Inc.
                                 (c) 1998 American Century Services Corporation

SH-BRO-13781   9810

                                  FUND PROFILE

                           Inflation-Adjusted Treasury

                                 INVESTOR CLASS

                                November 6, 1998

                        [american century logo(reg.sm)]
                                    American
                                    Century

--------------------------------------------------------------------------------
     This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers.
        See the back cover for additional phone numbers and our address.

                                  BENHAM GROUP


                          AMERICAN CENTURY INVESTMENTS
                           INFLATION-ADJUSTED TREASURY

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Inflation-Adjusted   Treasury  seeks  a  total  return  consistent  with
     investment in U.S. Treasury inflation-adjusted securities.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund buys inflation-adjusted U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government. These inflation-adjusted securities are designed to protect the future purchasing power of the money invested in them.

        The  fund  also  may  buy  U.S.   Treasury   securities   that  are  not
     inflation-adjusted. The fund may invest up to 35% of its total assets in these securities.

        The fund may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund may purchase securities in advance to generate additional income.

        Additional information about Inflation-Adjusted Treasury's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * Inflation-adjusted securities are sold based upon an assumption about "real" interest rates. Real interest rates are the market rate of interest minus the anticipated rate of inflation. Changes in real interest rates affect the amount of income the fund generates. Generally, when real interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This real interest rate risk is higher for Inflation-Adjusted Treasury than for funds that do not invest in inflation-adjusted securities.

    * As with all funds, at any given time, the value of your shares of Inflation-Adjusted Treasury may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money. Additionally, an investment in the fund is not a bank deposit, nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     FUND PERFORMANCE

        The bar chart below shows the actual performance of Inflation-Adjusted Treasury's Investor Class shares for each calendar year since its inception on February 10, 1997. It indicates the volatility of the fund's historical returns from year to year. Neither it nor the performance information below the bar chart is intended to indicate how the fund will perform in the future.

     [bar chart to be filed]

     As of September 30, 1998, the end of the most recent calendar quarter, Inflation-Adjusted Treasury's year-to-date return was ________%.

        The highest and lowest returns of the fund's Investor Class shares for a calendar quarter since its inception on February 10, 1997, are provided in the chart below to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that Inflation-Adjusted Treasury is intended for managed for short-term results.

     [bar chart to be filed]

INFLATION-ADJUSTED TREASURY                        AMERICAN CENTURY INVESTMENTS


        The table below shows the average annual return of the fund's Investor Class shares for the periods indicated. The Salomon U.S. Inflation-Linked Securities Index, an unmanaged index that reflects no operating costs, is included for long-term performance comparisons.

                                          1 YR.  5 YRS.   10 YRS.   LIFE OF FUND
      AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED SEPTEMBER 30, 1998)
          Inflation-Adjusted Treasury      5.5%   5.5%      5.5%        5.5%
          Salomon U.S. Inflation-Linked
             Securities Index              6.0%   6.0%      6.0%        6.0%

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
           Management Fee                                 0.51%(1)
           Distribution and Service (12b-1) Fees          None
           Other Expenses(2)                              0.13%
           Total Annual Fund Operating Expenses           0.64%

        (1)Based on assets as of March 31, 1998. The fund's management fee decreases as fund assets increase.

        (2)Other   expenses   include  the  fees  and  expenses  of  the  fund's
        independent trustees, their legal counsel, interest and extraordinary expenses.

           EXAMPLE OF HYPOTHETICAL FUND COSTS
              Assuming you . . .
              * invest $10,000 in the fund
              * redeem your shares at the end of the periods shown below
              * earn a 5% return each year
              * incur the same fund operating expenses shown above
                  . . . your cost of investing in the fund would be:

           1 year         3 years         5 years        10 years
           -------------------------------------------------------
            $65             $205            $357           $798

               Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGER?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage our mutual funds. The portfolio manager on the Inflation-Adjusted Treasury team is:

        DAVID SCHROEDER, Vice President and Senior Portfolio Manager, has been a member of the Inflation-Adjusted Treasury team since its inception on February 10, 1997. Mr. Schroeder joined American Century in July 1990 as a portfolio manager.

6. HOW DO I BUY FUND SHARES?

    *   Complete and return the enclosed application

    *   Call us and exchange shares from another American Century fund

    *   Call us and send your investment by bank wire transfer

        Your initial investment must be at least $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts). If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in
     Inflation-Adjusted Treasury for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Inflation-Adjusted Treasury pays distributions of substantially all of its income, including "imputed income," monthly.

        Distributions may be taxable as ordinary income, capital gains, or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

        The fund's income is exempt from most state income taxes. Consult with your tax advisor to see if the fund's income is exempt in your state.


FUND PROFILE                                       INFLATION-ADJUSTED TREASURY


9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

    *   telephone transactions

    *   wire and electronic funds transfers

    *   24-hour Automated Information Line transactions

    *   24-hour online Internet account access and transactions

        You may find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------

[american century logo(reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

INSTITUTIONAL, CORPORATE, KEOGH, SEP/SARSEP,
SIMPLE AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

                                                         Funds Distributor, Inc.
                                  (c) 1998 American Century Services Corporation

SH-BRO-13782   9810

                                  FUND PROFILE

                              Capital Preservation

                                 INVESTOR CLASS

                                November 6, 1998

                         [american century logo(reg.sm)]
                                    American
                                     Century

--------------------------------------------------------------------------------
     This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site, or visiting one of our Investor Centers.
        See the back cover for additional phone numbers and our address.

                                  BENHAM GROUP


                          AMERICAN CENTURY INVESTMENTS
                              CAPITAL PRESERVATION

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Capital Preservation is a money market fund that seeks maximum safety and liquidity, and to pay shareholders the highest rate of return consistent with this objective.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund buys very short-term U.S. Treasury securities that are guaranteed by the direct full faith and credit pledge of the U.S. government.

        The fund may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund may purchase securities in advance to generate additional income.

        The weighted average maturity of the fund is expected to be 90 days or less.

        Additional information about Capital Preservation's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

      * An investment in the fund is not a bank deposit, nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

      * Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

      * Because very short-term securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

     FUND PERFORMANCE

        The bar chart below shows the actual performance of Capital Preservation's Investor Class shares for each of the last 10 calendar years. It indicates the volatility of the fund's historical returns from year to year. Neither it nor the performance information below the bar chart is intended to indicate how the fund will perform in the future.

     [bar chart to be filed]

     As of September 30, 1998, the end of the most recent calendar quarter, Capital Preservation's year-to-date return was ____%.

        The highest and lowest returns of the fund's Investor Class shares for a calendar quarter since January 1, 1988, are provided in the chart below to indicate the fund's historical short-term volatility.

     [bar chart to be filed]

        The table at the top of the following page shows the average annual return of the fund's Investor Class shares for the periods indicated. The Lipper U.S. Treasury Money Market Fund Index, an unmanaged index that reflects no operating costs, is included for long-term performance comparisons.


CAPITAL PRESERVATION                              AMERICAN CENTURY INVESTMENTS


                                      1 YR.    5 YRS.  10 YRS.  LIFE OF FUND
      AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED SEPTEMBER 30, 1998)
           Capital Preservation        5.5%     5.5%     5.5%      5.5%
           Lipper U.S. Treasury Money
             Market Fund Index         6.0%     6.0%     6.0%      6.0%
           For current performance information, including yields, please call us or access our Web site.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
           Management Fee                                 0.48%(1)
           Distribution and Service (12b-1) Fees           None
           Other Expenses(2)                              0.00%
           Total Annual Fund Operating Expenses           0.48%

        (1)Based on assets as of March 31, 1998. The fund's management fee decreases as fund assets increase.

        (2)Other expenses, which include the fees and expenses of the fund's independent trustees, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE OF HYPOTHETICAL FUND COSTS
              Assuming you . . .
              * invest $10,000 in the fund
              * redeem your shares at the end of the periods shown below
              * earn a 5% return each year
              * incur the same fund operating expenses shown above
                  . . . your cost of investing in the fund would be:

            1 year      3 years       5 years       10 years
           --------------------------------------------------
             $49         $154          $269          $604

               Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGER?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage our mutual funds. The portfolio manager on the Capital Preservation team is:

        AMY O'DONNELL, Portfolio Manager, has been a member of the Capital Preservation team since April 1997. Ms. O'Donnell joined American Century in 1987 as a research analyst and has been a portfolio manager since 1992.

6. HOW DO I BUY FUND SHARES?

      * Complete and return the enclosed application

      * Call us and exchange shares from another American Century fund

      * Call us and send your investment by bank wire transfer

        Your initial investment must be at least $2,500 ($1,000 for traditional IRA and Roth IRA accounts). If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Capital Preservation for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Dividends are declared and available for redemption daily. Because Capital Preservation is a money market fund, its distributions generally will be taxed as ordinary income. If the fund's share price were to go up or down, its annual distributions also could include capital gains or losses. Distributions are reinvested automatically in additional shares unless you choose another option.


FUND PROFILE                                               CAPITAL PRESERVATION


        The fund's income is exempt from most state income taxes. Consult with your tax advisor to see if the fund's income is exempt in your state.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

      * telephone transactions

      * wire and electronic funds transfers

      * 24-hour Automated Information Line transactions

      * 24-hour online Internet account access and transactions

        You may find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------

[american century logo(reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

INSTITUTIONAL, CORPORATE, KEOGH, SEP/SARSEP,
SIMPLE AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

                                                         Funds Distributor, Inc.
                                  (c) 1998 American Century Services Corporation

SH-BRO-13779   9810

                                  FUND PROFILE

                         Government Agency Money Market

                                 INVESTOR CLASS

                                November 6, 1998

                         [american century logo(reg.sm)]
                                    American
                                     Century

--------------------------------------------------------------------------------
    This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site, or visiting one of our Investor Centers.
      See the back cover for additional phone numbers and our address.

                                  BENHAM GROUP


                          AMERICAN CENTURY INVESTMENTS
                         GOVERNMENT AGENCY MONEY MARKET

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Government Agency Money Market seeks to pay the highest rate of return while maintaining liquidity and safety of principal. The fund invests exclusively in short-term obligations of the U.S. government and its agencies and instrumentalities. The fund seeks to purchase only those securities with income that will be exempt from state income tax.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund buys very short-term securities issued by the U.S. government, its agencies and instrumentalities. The U.S. government provides varying levels of financial support to these agencies and instrumentalities.

        The fund also may buy very short-term U.S. Treasury securities that are guaranteed by the direct full faith and credit pledge of the U.S. government.

        The fund may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund may purchase securities in advance to generate additional income.

        The weighted average maturity of the fund is expected to be 90 days or less.

        Additional information about Government Agency Money Market's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *An investment in the fund is not a bank deposit, nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

    *Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

    *Because  very  short-term   securities  are  among  the  safest  securities
     available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

     FUND PERFORMANCE

        The bar chart below shows the actual performance of Government Agency Money Market's Investor Class shares for each year since its inception on December 5, 1989. It indicates the volatility of the fund's historical returns from year to year. Neither it nor the performance information below the bar chart is intended to indicate how the fund will perform in the future.

     [bar chart to be filed]

     As of September 30, 1998, the end of the most recent calendar quarter, Government Agency Money Market's year-to-date return was ____%.

        The highest and lowest returns of the fund's Investor Class shares for a calendar quarter since its inception on December 5, 1989, are provided in the chart below to indicate the fund's historical short-term volatility.

     [bar chart to be filed]

        The table at the top of the following page shows the average annual return of the fund's Investor Class shares for the periods indicated. The Lipper U.S. Government Money Market Fund Index, an unmanaged index that reflects no operating costs, is included for long-term performance comparisons.


Government Agency Money Market                   American Century Investments


                                      1 YR.     5 YRS.  10 YRS.  LIFE OF FUND
      AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED SEPTEMBER 30, 1998)
         Government Agency
           Money Market                5.5%     5.5%     5.5%      5.5%
         Lipper U.S. Government
           Money Market Fund Index     6.0%     6.0%     6.0%      6.0%

           For current performance information, including yields, please call us or access our Web site.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
           Management Fee                                 0.48%(1)
           Distribution and Service (12b-1) Fees           None
           Other Expenses(2)                              0.00%
           Total Annual Fund Operating Expenses           0.48%

        (1)Based on assets as of March 31, 1998. The fund's management fee decreases as fund assets increase.

        (2)Other expenses, which include the fees and expenses of the fund's independent trustees, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE OF HYPOTHETICAL FUND COSTS
              Assuming you . . .
              * invest $10,000 in the fund
              * redeem your shares at the end of the periods shown below
              * earn a 5% return each year
              * incur the same fund operating expenses shown above
                  . . . your cost of investing in the fund would be:

            1 year      3 years      5 years      10 years
           ------------------------------------------------
             $49         $154         $269         $604

               Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGER?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage our mutual funds. The portfolio manager on the Government Agency Money Market team is:

        AMY O'DONNELL, Portfolio Manager, has been a member of the Government Agency Money Market team since April 1997. Ms. O'Donnell joined American Century in 1987 as a research analyst and has been a portfolio manager since 1992.

6. HOW DO I BUY FUND SHARES?

      * Complete and return the enclosed application

      * Call us and exchange shares from another American Century fund

      * Call us and send your investment by bank wire transfer

        Your initial investment must be at least $2,500 ($1,000 for traditional IRA and Roth IRA accounts). If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Government Agency Money Market for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Dividends are declared and available for redemption daily. You may elect to have distributions automatically deposited back into your Government Agency Money Market account, sent directly to your bank account or sent to you by check. Because Government Agency Money Market is a money market fund, its distributions generally will be taxed as ordinary income. If the fund's share price were to go up or down, its annual distributions also could include capital gains or losses.


Fund Profile                                     Government Agency Money Market


        The fund's income is exempt from most state income taxes. Consult with your tax advisor to see if the fund's income is exempt in your state.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

      * telephone transactions

      * wire and electronic funds transfers

      * 24-hour Automated Information Line transactions

      * 24-hour online Internet account access and transactions

        You may find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------

[american century logo(reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

INSTITUTIONAL, CORPORATE, KEOGH, SEP/SARSEP,
SIMPLE AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

                                                         Funds Distributor, Inc.
                                  (c) 1998 American Century Services Corporation

SH-BRO-13780   9810

                                  FUND PROFILE

                           Intermediate-Term Treasury

                                 INVESTOR CLASS

                                November 6, 1998

                         [american century logo(reg.sm)]
                                    American
                                     Century

--------------------------------------------------------------------------------
     This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site, or visiting one of our Investor Centers.
        See the back cover for additional phone numbers and our address.

                                  BENHAM GROUP


                          AMERICAN CENTURY INVESTMENTS
                           INTERMEDIATE-TERM TREASURY

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Intermediate-Term Treasury seeks the highest level of current income exempt from state income tax while maintaining safety of capital.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund buys intermediate-term U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government.

        The fund also may buy intermediate-term securities issued by the U.S. government, its agencies and instrumentalities. The U.S. government provides varying levels of financial support to these agencies and instrumentalities. The fund may invest up to 35% of its total assets in these securities.

        The fund may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund may purchase securities in advance to generate additional income.

        The weighted average maturity of the fund is expected to be between three and 10 years.

        Additional information about Intermediate-Term Treasury's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *Interest  rate  changes  affect the  amount of income  the fund  generates.
     Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for Intermediate-Term Treasury than for funds that have shorter weighted average maturities, such as short-term funds.

    *As with all funds, at any given time, the value of your shares of Intermediate-Term Treasury may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money. Additionally, an investment in the fund is not a bank deposit, nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

    FUND PERFORMANCE

        The bar chart below shows the actual performance of Intermediate-Term Treasury's Investor Class shares for each of the last 10 calendar years. It indicates the volatility of the fund's historical returns from year to year. Neither it nor the performance information below the bar chart is intended to indicate how the fund will perform in the future.

     [bar chart to be filed]

     As of September 30, 1998, the end of the most recent calendar quarter, Intermediate-Term Treasury's year-to-date return was _____%.

        The highest and lowest returns of the fund's Investor Class shares for a calendar quarter since January 1, 1988, are provided in the chart below to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that Intermediate-Term Treasury is intended for investors with a long-term investment horizon and is not managed for short-term results.

     [bar chart to be filed]

        The table at the top of the following page shows the average annual return of the fund's Investor Class shares for the periods indicated. The Salomon 3-10 year Treasury Index, an unmanaged index that reflects no operating costs, is included for long-term performance comparisons.


INTERMEDIATE-TERM TREASURY                         AMERICAN CENTURY INVESTMENTS


                                        1 YR.  5 YRS.  10 YRS.  LIFE OF FUND
      AVERAGE  ANNUAL  TOTAL   RETURNS   (PERIOD   ENDED   SEPTEMBER  30,  1998)
          Intermediate-Term Treasury    5.5%    5.5%     5.5%      5.5%
          Salomon 3-10 Year
             Treasury Index             6.0%    6.0%     6.0%      6.0%

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
           Management Fee                                 0.51%(1)
           Distribution and Service (12b-1) Fees           None
           Other Expenses(2)                              0.00%
           Total Annual Fund Operating Expenses           0.51%

        (1)Based on assets as of March 31, 1998. The fund's management fee decreases as fund assets increase.

        (2)Other expenses, which include the fees and expenses of the fund's independent trustees, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE OF HYPOTHETICAL FUND COSTS
              Assuming you . . .
              * invest $10,000 in the fund
              * redeem your shares at the end of the periods shown below
              * earn a 5% return each year
              * incur the same fund operating expenses shown above
                  . . . your cost of investing in the fund would be:

            1 year     3 years     5 years     10 years
           ---------------------------------------------
             $52        $164        $285        $640

               Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGER?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage our mutual funds. The portfolio manager on the Intermediate-Term Treasury team is:

        ROBERT GAHAGAN, Vice President and Portfolio Manager, has been a member of the Intermediate-Term Treasury team since January 1998. Mr. Gahagan joined American Century in 1983 and has been a portfolio manager with American Century since 1991.

6. HOW DO I BUY FUND SHARES?

      * Complete and return the enclosed application

      * Call us and exchange shares from another American Century fund

      * Call us and send your investment by bank wire transfer

        Your initial investment must be at least $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts). If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Intermediate-Term Treasury for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Intermediate-Term Treasury pays distributions of substantially all of its income monthly. Distributions may be taxable as ordinary income, capital gains, or a combination of the


FUND PROFILE                                         INTERMEDIATE-TERM TREASURY


     two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

        The fund's income is exempt from most state income taxes. Consult with your tax advisor to see if the fund's income is exempt in your state.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

      * telephone transactions

      * wire and electronic funds transfers

      * 24-hour Automated Information Line transactions

      * 24-hour online Internet account access and transactions

        You may find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------

[american century logo(reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200 KANSAS CITY,
MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

INSTITUTIONAL, CORPORATE, KEOGH, SEP/SARSEP,
SIMPLE AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

                                                        Funds Distributor, Inc.
                                 (c) 1998 American Century Services Corporation

SH-BRO-13775   9810

                                  FUND PROFILE

                               Long-Term Treasury

                                 INVESTOR CLASS

                                November 6, 1998

                         [american century logo(reg.sm)]
                                    American
                                     Century

--------------------------------------------------------------------------------
     This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site, or visiting one of our Investor Centers.
        See the back cover for additional phone numbers and our address.

                                  BENHAM GROUP


                          AMERICAN CENTURY INVESTMENTS
                               LONG-TERM TREASURY

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Long-Term Treasury seeks the highest level of current income exempt from state income tax while maintaining safety of capital.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund buys long-term U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government.

        The fund also may buy intermediate-term securities issued by the U.S. government, its agencies and instrumentalities. The U.S. government provides varying levels of financial support to these agencies and instrumentalities. The fund may invest up to 35% of its total assets in these securities.

        The fund may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund may purchase securities in advance to generate additional income.

        The weighted average maturity of the fund is expected to be between 20 and 30 years.

        Additional information about Long-Term Treasury's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *Interest  rate  changes  affect the  amount of income  the fund  generates.
     Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for Long-Term Treasury than for funds that have shorter weighted average maturities, such as short-term and intermediate-term funds.

    *As with all funds, at any given time, the value of your shares of Long-Term Treasury may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money. Additionally, an investment in the fund is not a bank deposit, nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     FUND PERFORMANCE

        The bar chart below shows the actual performance of Long-Term Treasury's Investor Class shares for each calendar year since its inception on September 8, 1992. It indicates the volatility of the fund's historical returns from year to year. Neither it nor the performance information below the bar chart is intended to indicate how the fund will perform in the future.

     [bar chart to be filed]

     As of September 30, 1998, the end of the most recent calendar quarter, Long-Term Treasury's year-to-date return was _____%.

        The highest and lowest returns of the fund's Investor Class shares for a calendar quarter since its inception on September 8, 1992, are provided in the chart below to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that Long-Term Treasury is intended for investors with a long-term investment horizon and is not managed for short-term results.

     [bar chart to be filed]

LONG-TERM TREASURY                                 AMERICAN CENTURY INVESTMENTS


        The table below shows the average annual return of the fund's Investor Class shares for the periods indicated. The Salomon 10+ Years Treasury/Agency Index, an unmanaged index that reflects no operating costs, is included for long-term performance comparisons.

                                     1 YR.     5 YRS.  10 YRS.  LIFE OF FUND
      AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED SEPTEMBER 30, 1998)
          Long-Term Treasury         5.5%      5.5%     5.5%      5.5%
          Salomon 10+ Yrs.
            Treasury/Agency Index    6.0%      6.0%     6.0%      6.0%

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
           Management Fee                                 0.51%(1)
           Distribution and Service (12b-1) Fees           None
           Other Expenses(2)                              0.01%
           Total Annual Fund Operating Expenses           0.52%

        (1)Based on assets as of March 31, 1998. The fund's management fee decreases as fund assets increase.

        (2)Other   expenses   include  the  fees  and  expenses  of  the  fund's
        independent trustees, their legal counsel, interest and extraordinary expenses.

           EXAMPLE OF HYPOTHETICAL FUND COSTS
              Assuming you . . .
              * invest $10,000 in the fund
              * redeem your shares at the end of the periods shown below
              * earn a 5% return each year
              * incur the same fund operating expenses shown above
                  . . . your cost of investing in the fund would be:

            1 year      3 years      5 years      10 years
           -------------------------------------------------
             $53         $167         $291         $653

               Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGER?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage our mutual funds. The portfolio manager on the Long-Term Treasury team is:

        DAVID SCHROEDER, Vice President and Senior Portfolio Manager, has been a member of the Long-Term Treasury team since September 1992. Mr. Schroeder joined American Century in July 1990 as a portfolio manager.

6. HOW DO I BUY FUND SHARES?

      * Complete and return the enclosed application

      * Call us and exchange shares from another American Century fund

      * Call us and send your investment by bank wire transfer

        Your initial investment must be at least $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts). If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Long-Term Treasury for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Long-Term Treasury pays distributions of substantially all of its income monthly. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

        The fund's income is exempt from most state income taxes. Consult with your tax advisor to see if the fund's income is exempt in your state.


FUND PROFILE                                                 LONG-TERM TREASURY


9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

      * telephone transactions

      * wire and electronic funds transfers

      * 24-hour Automated Information Line transactions

      * 24-hour online Internet account access and transactions

        You may find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------

[american century logo(reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200 KANSAS CITY,
MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

INSTITUTIONAL, CORPORATE, KEOGH, SEP/SARSEP,
SIMPLE AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

                                                        Funds Distributor, Inc.
                                 (c) 1998 American Century Services Corporation

SH-BRO-13776   9810

                                  FUND PROFILE

                                    GNMA Fund

                                 INVESTOR CLASS

                                November 6, 1998

                         [american century logo(reg.sm)]
                                    American
                                     Century

--------------------------------------------------------------------------------
     This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site, or visiting one of our Investor Centers.
        See the back cover for additional phone numbers and our address.

                                  BENHAM GROUP


                          AMERICAN CENTURY INVESTMENTS
                                    GNMA FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        GNMA Fund seeks high current income while maintaining liquidity and safety of principal by investing primarily in GNMA certificates.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund buys certificates issued by the Government National Mortgage Association (GNMA). Unlike many other mortgage-backed securities, the timely payment of principal and interest on GNMA certificates is backed by the full faith and credit of the U.S. government. This means that the fund receives its share of payments regardless of whether the ultimate borrowers make their payments.

        The fund also may buy short-term securities issued by the U.S. government, its agencies and instrumentalities, including mortgage-backed securities. The U.S. government provides varying levels of financial support to these agencies and instrumentalities.

        The fund may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund may purchase securities in advance to generate additional income.

        The weighted average maturity of the fund is expected to be three years or less.

        Additional information about GNMA Fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *Interest  rate  changes  affect the  amount of income  the fund  generates.
     Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for GNMA Fund than for funds that have shorter weighted average maturities, such as money market funds.

    *GNMA Fund invests in mortgage-backed securities. When homeowners refinance their mortgages to take advantage of declining interest rates, their existing mortgages are prepaid. The mortgages, which back the securities purchased by GNMA Fund, may be prepaid in this fashion. Because of this "prepayment risk," the fund may benefit less from declining interest rates than other short-term funds.

    *As with all  funds,  at any given  time,  the value of your  shares of GNMA
     Fund may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money. Additionally, an investment in the fund is not a bank deposit, nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     FUND PERFORMANCE

        The bar chart below shows the actual performance of GNMA Fund's Investor Class shares for each of the last 10 calendar years. It indicates the volatility of the fund's historical returns from year to year. Neither it nor the performance information below the bar chart is intended to indicate how the fund will perform in the future.

     [bar chart to be filed]

     As of September 30, 1998, the end of the most recent calendar quarter, GNMA Fund's year-to-date return was ___%.

        The highest and lowest returns of the fund's Investor Class shares for a calendar quarter since January 1, 1988, are provided in the chart below to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that GNMA Fund is intended for investors with a long-term investment horizon and is not managed for short-term results.

     [bar chart to be filed]

GNMA FUND                                         AMERICAN CENTURY INVESTMENTS


        The table below shows the average annual return of the fund's Investor Class shares for the periods indicated. The Salomon 30-year GNMA Index, an unmanaged index that reflects no operating costs, is included for long-term performance comparisons.

                                       1 YR.   5 YRS.  10 YRS.  LIFE OF FUND
      AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED SEPTEMBER 30, 1998)
          GNMA Fund                    5.5%    5.5%     5.5%      5.5%
          Salomon 30-year GNMA Index   6.0%    6.0%     6.0%      6.0%

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
           Management Fee                                 0.59%(1)
           Distribution and Service (12b-1) Fees           None
           Other Expenses(2)                              0.00%
           Total Annual Fund Operating Expenses           0.59%

        (1)Based on assets as of March 31, 1998. The fund's management fee decreases as fund assets increase.

        (2)Other expenses, which include the fees and expenses of the fund's independent trustees, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE OF HYPOTHETICAL FUND COSTS
              Assuming you . . .
              * invest $10,000 in the fund
              * redeem your shares at the end of the periods shown below
              * earn a 5% return each year
              * incur the same fund operating expenses shown above
                  . . . your cost of investing in the fund would be:

            1 year      3 years      5 years      10 years
           -------------------------------------------------
             $60         $189         $329         $738

               Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage our mutual funds. The portfolio managers on the GNMA Fund team are:

        DAVID SCHROEDER, Vice President and Senior Portfolio Manager, has been a member of the GNMA Fund team since January 1996. Mr. Schroeder joined in July 1990 as a portfolio manager.

        CASEY COLTON, Vice President and Senior Portfolio Manager, has been a member of the GNMA Fund team since January 1994. Mr. Colton joined American Century in 1990 and has been a portfolio manager since 1994.

6. HOW DO I BUY FUND SHARES?

      * Complete and return the enclosed application

      * Call us and exchange shares from another American Century fund

      * Call us and send your investment by bank wire transfer

        Your initial investment must be at least $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts). If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in GNMA Fund for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        GNMA Fund pays distributions of substantially all of its income monthly. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.


FUND PROFILE                                                         GNMA FUND


9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

      * telephone transactions

      * wire and electronic funds transfers

      * 24-hour Automated Information Line transactions

      * 4-hour online Internet account access and transactions

        You may find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.

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[american century logo(reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

INSTITUTIONAL, CORPORATE, KEOGH, SEP/SARSEP,
SIMPLE AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

                                                        Funds Distributor, Inc.
                                 (c) 1998 American Century Services Corporation

SH-BRO-13778   9810